Changes in Accrued Benefit Asset (Liability) (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit asset (liability) at beginning of year	$ (1,453)	$ (1,178)
Employer contributions made during the year	201	269
Net periodic benefit (cost) income for the year	(435)	(567)	(160)
Divestures	1,665
Net (increase) decrease in accumulated other comprehensive loss	22	23	(130)
Accrued benefit asset (liability) at end of year		$ (1,453)	$ (1,178)